UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

ASG DIVERSIFYING STRATEGIES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Principal Amount	Description	Value (†)
Certificates of Deposit — 52.8% of Net Assets
$400,000	CALYON (NY), 0.360%, 4/01/2010(b)	$400,002
500,000	Unicredit Bank AG (NY), 0.230%, 4/08/2010	500,001
300,000	Svenska Handelsbanken (NY), 0.190%, 4/13/2010(b)	299,993
1,200,000	Skandinaviska Enskilda Banken (NY), 0.280%, 4/13/2010	1,200,013
1,200,000	Dexia Credit Local SA (NY), 0.240%, 4/19/2010	1,200,006
400,000	Nordea Bank Finland (NY), 0.180%, 4/20/2010(b)	399,984
500,000	Canadian Imperial Bank of Commerce (NY), 0.170%, 4/21/2010(b)	499,977
700,000	Unicredit Bank AG (NY), 0.250%, 4/22/2010(b)	700,004
1,300,000	Royal Bank of Scotland, CT, 0.210%, 5/07/2010	1,299,934
1,200,000	KBC Bank NV (NY), 0.225%, 5/11/2010(b)	1,199,924
800,000	Standard Chartered Bank (NY), 0.450%, 5/13/2010(b)	800,162
400,000	Standard Chartered Bank (NY), 0.290%, 5/17/2010	400,005
400,000	Toronto Dominion Bank (NY), 0.330%, 5/17/2010	400,051
300,000	Societe Generale (NY), 0.215%, 5/19/2010	299,990
600,000	Westpac Banking Corp. (NY), 0.250%, 5/24/2010(b)	600,027
600,000	Svenska Handelsbanken (NY), 0.205%, 5/26/2010(b)	599,930
1,200,000	Credit Industriel et Commercial (NY), 0.320%, 5/28/2010(b)	1,200,077
300,000	Bank of Nova Scotia (Houston), 0.200%, 6/01/2010	299,974
500,000	Svenska Handelsbanken (NY), 0.200%, 6/01/2010	499,914
700,000	Canadian Imperial Bank of Commerce (NY), 0.180%, 6/03/2010(b)	699,851
650,000	Rabobank Nederland NV (NY), 0.240%, 6/14/2010(b)	649,945
400,000	Bank of Nova Scotia (Houston), 0.905%, 6/28/2010(b)	400,646
900,000	Toronto Dominion Bank (NY), 0.260%, 6/30/2010(b)	900,295
650,000	Rabobank Nederland NV (NY), 0.230%, 7/06/2010(b)	649,860
800,000	CALYON (NY), 0.320%, 7/07/2010(b)	799,978
700,000	Societe Generale (NY), 0.295%, 7/13/2010(b)	699,989
1,350,000	Banco Bilbao de Vizcaya ARG (NY), 0.305%, 7/29/2010(b)	1,349,842
700,000	Bank of Nova Scotia (Houston), 0.290%, 8/03/2010(b)	699,951
1,200,000	Landesbank Hessen Thueringen Girozentrale, 0.630%, 9/13/2010(b)	1,201,159

	Total Certificates of Deposit (Identified Cost $20,850,656)	20,851,484

Commercial Paper — 11.6%
	Banking — 3.2%
400,000	CBA (Delaware) Finance, 0.220%, 4/12/2010(b)(c)	399,987
100,000	Societe Generale North America, 0.240%, 4/16/2010(c)	99,991
450,000	Bank of America Corp., 0.310%, 5/19/2010(b)(c)	449,881
300,000	ICICI Bank Ltd., (Credit Support: Bank of America), 0.550%, 6/24/2010(b)(c)	299,784

		1,249,643

	Distribution/Wholesale — 2.5%
1,000,000	Louis Dreyfus Corp., Credit Support: Barclays Bank), 0.350%, 4/01/2010(b)(c)	999,996

	Education — 5.9%
150,000	Tennessee State School Bond Authority, 0.250%, 6/02/2010(b)	150,000
1,000,000	Tennessee State School Bond Authority, 0.240%, 6/09/2010(b)	1,000,000
1,200,000	Johns Hopkins University (The), Series C, 0.200%, 6/14/2010	1,200,000

		2,350,000

	Total Commercial Paper (Identified Cost $4,599,392)	4,599,639

Time Deposits — 9.9%
1,400,000	BNP Paribas, 0.120%, 4/01/2010	1,400,000
1,400,000	Citibank, 0.120%, 4/01/2010	1,400,000
1,100,000	National Bank of Canada, 0.120%, 4/01/2010	1,100,000

	Total Time Deposits (Identified Cost $3,900,000)	3,900,000

	Total Investments — 74.3% (Identified Cost $29,350,048)(a)	29,351,123
	Other assets less liabilities—25.7%	10,167,442

	Net Assets — 100.0%	$39,518,565

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Diversifying Strategies Cayman Fund, Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2010, the value of the Fund’s investment in the subsidiary was $5,083,640, representing 12.9% of the Fund’s net assets.

ASG DIVERSIFYING STRATEGIES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

(a)	Federal Tax Information:

At March 31, 2010, the net unrealized appreciation on short term investments based on a cost of $29,350,048 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,093
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,018)

Net unrealized appreciation	$1,075

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

At December 31, 2009, post-October capital loss deferrals were $355,846. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for open futures and forward foreign currency contracts.

(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

ASG DIVERSIFYING STRATEGIES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

At March 31, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	6/16/2010	Australian Dollar	7,100,000	$6,463,668	$34,188
Buy	6/16/2010	Australian Dollar	2,200,000	2,002,827	(8,690)
Sell	6/16/2010	Australian Dollar	3,100,000	2,822,165	(23,412)
Buy	6/16/2010	British Pound	5,687,500	8,627,097	127,526
Sell	6/16/2010	British Pound	3,500,000	5,308,982	(62,095)
Buy	6/16/2010	Canadian Dollar	7,200,000	7,088,511	78,060
Buy	6/16/2010	Euro	2,625,000	3,545,615	831
Buy	6/16/2010	Euro	2,500,000	3,376,776	(24,974)
Sell	6/16/2010	Euro	2,500,000	3,376,776	54,053
Buy	6/16/2010	Japanese Yen	525,000,000	5,617,753	(175,194)
Sell	6/16/2010	Japanese Yen	175,000,000	1,872,584	66,368
Buy	6/16/2010	New Zealand Dollar	2,500,000	1,767,455	16,794
Buy	6/16/2010	New Zealand Dollar	1,700,000	1,201,870	(6,978)
Sell	6/16/2010	New Zealand Dollar	5,000,000	3,534,911	(21,231)
Buy	6/16/2010	Norwegian Krone	6,000,000	1,006,172	5,816
Buy	6/16/2010	Norwegian Krone	14,000,000	2,347,735	(21,799)
Sell	6/16/2010	Norwegian Krone	12,000,000	2,012,344	34,953
Sell	6/16/2010	Norwegian Krone	6,000,000	1,006,172	(20,510)
Buy	6/16/2010	Swedish Krona	4,000,000	554,057	3,158
Buy	6/16/2010	Swedish Krona	12,000,000	1,662,170	(17,013)
Sell	6/16/2010	Swedish Krona	8,000,000	1,108,114	12,931
Sell	6/16/2010	Swedish Krona	4,000,000	554,057	(1,985)
Buy	6/16/2010	Swiss Franc	3,875,000	3,677,265	15,313
Buy	6/16/2010	Swiss Franc	1,500,000	1,423,457	(2,359)
Sell	6/16/2010	Swiss Franc	11,250,000	10,675,929	(129,571)

Total					$(65,820)

(1)	Counterparty is UBS.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular security or commodity or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash, foreign currency, or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions.

When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchanged-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At March 31, 2010, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX	4/16/2010	6	$555,117	$5,024
ASX SPI 200	6/17/2010	1	111,930	(596)
CAC 40	4/16/2010	4	214,564	(27)
E-Mini Dow	6/18/2010	8	431,880	60
E-Mini NASDAQ 100	6/18/2010	8	312,920	200
EURIBOR	9/13/2010	130	43,507,660	23,535
Euro Dollar	9/13/2010	536	133,283,100	80,400
Euro Schatz	6/8/2010	32	4,699,183	1,837
Euro STOXX 50	6/18/2010	6	231,042	2,999
FTSE JSE Top 40	6/17/2010	63	2,249,101	1,124
German Euro BOBL	6/8/2010	48	7,590,440	12,858
Hang Seng	4/29/2010	24	3,281,193	63,058
IBEX 35	4/16/2010	5	732,154	(7,935)
OMXS30	4/16/2010	149	2,099,652	15,993
S&P CNX Nifty	4/29/2010	193	2,031,904	6,485
S&P TSE 60	6/18/2010	55	7,612,760	38,655
Sterling	9/15/2010	18	3,384,668	342
UK Long Gilt	6/28/2010	8	1,393,064	364
2 Year U.S. Treasury Note	6/30/2010	5	1,084,766	234
3 Year Australia Government Bond	6/15/2010	16	1,492,746	2,838
10 Year Canada Government Bond	6/21/2010	3	347,039	295
10 Year Japan Government Bond	6/10/2010	7	10,349,128	(2,246)
10 Year U.S. Treasury Note	6/21/2010	225	26,156,250	(162,688)

Total				$82,809

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	6/16/2010	7	$405,781	$12,906
Brent Crude Oil	5/14/2010	21	1,748,250	72,450
Coffee	5/18/2010	1	51,056	(1,050)
Copper	6/16/2010	9	1,752,413	76,163
Cotton	5/6/2010	8	322,200	(2,695)
Gas Oil	5/12/2010	8	544,800	14,200
Gasoline	4/30/2010	6	581,414	23,864
Gold	6/28/2010	17	1,894,650	17,680
Heating Oil	4/30/2010	5	457,590	17,136
Light Sweet Crude Oil	4/20/2010	34	2,847,840	45,560
Live Cattle	6/30/2010	10	374,200	4,840
Natural Gas	4/28/2010	21	812,490	(75,600)
Nickel	6/16/2010	6	900,000	103,500
Silver	5/26/2010	1	87,630	3,455
Soybean Meal	5/14/2010	3	79,740	(2,760)
Zinc	6/16/2010	27	1,600,594	14,344

Total				$323,993

ASG DIVERSIFYING STRATEGIES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

At March 31, 2010, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Dax	6/18/2010	41	$8,502,395	$(76,987)
E-Mini S&P 500	6/18/2010	67	3,903,420	(51,632)
FTSE MIB	6/18/2010	11	1,663,259	27,013
FTSE 100	6/18/2010	44	3,746,128	(4,340)
German Euro Bund	6/8/2010	67	11,162,383	(3,620)
MSCI Singapore	4/29/2010	23	1,117,981	—
MSCI Taiwan	4/29/2010	6	169,320	(120)
Nikkei 225	6/11/2010	27	3,205,690	(5,134)
Russell 2000 Mini	6/18/2010	12	813,120	9,000
TOPIX	6/11/2010	35	3,659,482	(164,724)
5 Year U.S. Treasury Note	6/30/2010	16	1,837,500	(1,750)
10 Year Australia Government Bond	6/15/2010	23	2,144,688	(801)
30 Year U.S. Treasury Bond	6/21/2010	1	116,125	94

Total				$(273,001)

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Corn	5/14/2010	14	$241,500	$13,675
Soybean	5/14/2010	1	47,050	(62)
Soybean Oil	5/14/2010	1	22,986	36
Sugar	4/30/2010	1	18,581	515
Wheat	5/14/2010	4	90,100	—
KC Wheat	5/14/2010	5	115,438	8,850

Total				$23,014

(2)	Commodity futures are held by ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$29,351,123	$—	$29,351,123
Forward Foreign Currency Contracts (unrealized appreciation)	—	449,991	—	449,991
Futures Contracts (unrealized appreciation)	721,582	—	—	721,582

Total	$721,582	$29,801,114	$—	$30,522,696

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(515,811)	$—	$(515,811)
Futures Contracts (unrealized depreciation)	(564,767)	—	—	(564,767)

Total	$(564,767)	$(515,811)	$—	$(1,080,578)

*	Major categories of the Fund’s investments, forward foreign currency contracts and futures contracts are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. The Fund uses multiple quantitative investment models and strategies, each of which has an absolute return objective and may involve a broad range of market exposures. These market exposures, which are expected to change over time, may include exposures to the returns of equity and fixed income securities, currencies and commodities. Under normal market conditions, the Fund will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management.

The Fund is party to an agreement with a counterparty that governs transactions in forward foreign currency contracts. The agreement contains contingent features that allow the counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such contingent features were to be triggered, the counterparty could request immediate settlement of open contracts at current fair value.

The following is a summary of derivative instruments for the Fund, as of March 31, 2010:

Asset Derivatives	Forwards	Futures
Foreign exchange contracts	$449,991	$—
Equity contracts	—	169,611
Interest rate contracts	—	122,797
Commodity contracts	—	429,174

ASG DIVERSIFYING STRATEGIES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Liability Derivatives	Forwards	Futures
Foreign exchange contracts	$(515,811)	$—
Equity contracts	—	(311,495)
Interest rate contracts	—	(171,105)
Commodity contracts	—	(82,167)

Industry Summary at March 31, 2010 (Unaudited)

Banking (including Certificates of Deposit and Time Deposits)	65.9%

Education	5.9

Distribution/Wholesale	2.5

Total Investments	74.3
Other assets less liabilities (including open forward foreign currency and futures contracts)	25.7

Net Assets	100.0%

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Principal Amount	Description	Value (†)
Certificates of Deposit — 63.6% of Net Assets
$5,000,000	CALYON (NY), 0.360%, 4/01/2010	$5,000,020
6,600,000	Unicredit Bank AG (NY), 0.230%, 4/08/2010	6,600,013
5,000,000	Svenska Handelsbanken (NY), 0.190%, 4/13/2010	4,999,890
11,000,000	Skandinaviska Enskilda Banken (NY), 0.280%, 4/13/2010	11,000,121
900,000	CALYON (NY), 0.350%, 4/15/2010	900,052
13,000,000	Dexia Credit Local SA (NY), 0.240%, 4/19/2010	13,000,065
4,600,000	Nordea Bank Finland (NY), 0.180%, 4/20/2010(b)	4,599,821
9,000,000	Canadian Imperial Bank of Commerce (NY), 0.170%, 4/21/2010	8,999,577
4,900,000	Unicredit Bank AG (NY), 0.250%, 4/22/2010	4,900,029
12,000,000	Royal Bank of Scotland, CT, 0.210%, 5/07/2010	11,999,388
12,200,000	KBC Bank NV (NY), 0.225%, 5/11/2010	12,199,231
2,000,000	Bank of Nova Scotia (Houston), 1.100%, 5/11/2010	2,001,976
425,000	Standard Chartered Bank (NY), 0.450%, 5/13/2010	425,086
10,500,000	Standard Chartered Bank (NY), 0.290%, 5/17/2010	10,500,136
2,000,000	Toronto Dominion Bank (NY), 0.330%, 5/17/2010	2,000,255
3,700,000	Societe Generale (NY), 0.215%, 5/19/2010	3,699,874
7,000,000	Westpac Banking Corp. (NY), 0.250%, 5/24/2010(b)	7,000,315
3,000,000	Svenska Handelsbanken (NY), 0.205%, 5/26/2010	2,999,649
11,100,000	Credit Industriel et Commercial (NY), 0.320%, 5/28/2010	11,100,710
3,300,000	Bank of Nova Scotia (Houston), 0.200%, 6/01/2010	3,299,716
4,000,000	Svenska Handelsbanken (NY), 0.200%, 6/01/2010	3,999,312
2,700,000	Credit Industriel et Commercial (NY), 0.320%, 6/01/2010	2,700,092
3,000,000	Canadian Imperial Bank of Commerce (NY), 0.180%, 6/03/2010(b)	2,999,361
5,000,000	Landesbank Hessen Thueringen Girozentrale, 0.350%, 6/24/2010	5,000,590
9,000,000	Toronto Dominion Bank (NY), 0.260%, 6/30/2010(b)	9,002,952
12,500,000	Rabobank Nederland NV (NY), 0.230%, 7/06/2010	12,497,312
5,300,000	CALYON (NY), 0.320%, 7/07/2010	5,299,852
4,000,000	Societe Generale (NY), 0.295%, 7/13/2010	3,999,940
13,000,000	Lloyds TSB Bank PLC (NY), 0.345%, 7/22/2010	13,000,195
7,150,000	Banco Bilbao de Vizcaya ARG (NY), 0.305%, 7/29/2010(b)	7,149,163
6,000,000	Bank of Nova Scotia (Houston), 0.290%, 8/03/2010(b)	5,999,580
7,600,000	Landesbank Hessen Thueringen Girozentrale, 0.630%, 9/13/2010	7,607,342

	Total Certificates of Deposit (Identified Cost $206,481,013)	206,481,615

Commercial Paper — 16.4%

	Banking — 9.4%
4,200,000	CBA (Delaware) Finance, 0.220%, 4/12/2010(c)	4,199,861
1,000,000	ICICI Bank Ltd., (Credit Support: Bank of America), 0.880%, 4/14/2010(b)(c)	999,901
3,000,000	Societe Generale North America, 0.240%, 4/16/2010(c)	2,999,733
500,000	Bank of America Corp., 0.310%, 5/19/2010(c)	499,868
9,000,000	Bank of America Corp., 0.240%, 6/16/2010(c)	8,995,959
8,400,000	Nordea North America, Inc., 0.210%, 6/22/2010(c)	8,395,447
2,300,000	ICICI Bank Ltd., (Credit Support: Bank of America), 0.550%, 6/24/2010(b)(c)	2,298,344
2,200,000	Bank of Nova Scotia, 0.330%, 9/21/2010(c)	2,197,342

		30,586,455

	Distribution/Wholesale — 3.1%
10,000,000	Louis Dreyfus Corp., (Credit Support: Barclays Bank), 0.350%, 4/01/2010(c)	9,999,960

	Education — 3.9%
3,500,000	Tennessee State School Bond Authority, 0.250%, 6/02/2010	3,500,000
8,000,000	Tennessee State School Bond Authority, 0.240%, 6/09/2010	8,000,000
1,000,000	Johns Hopkins University (The), Series C, 0.200%, 6/14/2010	1,000,000

		12,500,000

	Total Commercial Paper (Identified Cost $53,083,875)	53,086,415

Time Deposits — 6.7%
8,800,000	BNP Paribas, 0.120%, 4/01/2010	8,800,000
13,000,000	Citibank, 0.120%, 4/01/2010	13,000,000

	Total Time Deposits (Identified Cost $21,800,000)	21,800,000

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Principal Amount	Description	Value (†)
Medium Term Notes — 0.3%
	Cosmetics & Personal Care — 0.3%
$900,000	Procter & Gamble International Funding, 0.259%, 5/07/2010(b)(d) (Identified Cost $900,000)	$899,987

	Total Investments — 87.0% (Identified Cost $282,264,888)(a)	282,268,017
	Other assets less liabilities—13.0%	42,334,377

	Net Assets — 100.0%	$324,602,394

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund, Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2010, the value of the Fund’s investment in the subsidiary was $26,333,224, representing 8.1% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

(a)	Federal Tax Information:

At March 31, 2010, the net unrealized appreciation on short term investments based on a cost of $282,264,888 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,816
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,687)

Net unrealized appreciation	$3,129

Only short-term obligations purchased with an original or remaining maturity of more than 60 days are valued at other than amortized cost.

At December 31, 2009, post-October capital loss deferrals were $703,795. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for open futures and forward foreign currency contracts.

(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(d)	Floating rate note. Rate shown is as of March 31, 2010.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At March 31, 2010, the Fund had the following open forward foreign currency contracts:

Contract to Buy(1)	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	06/16/2010	British Pound	6,187,500	$9,385,523$	135,146
Buy	06/16/2010	Canadian Dollar	11,500,000	11,321,928	114,112
Buy	06/16/2010	Euro	1,375,000	1,857,227	435
Buy	06/16/2010	Euro	25,125,000	33,936,601	(273,341)
Buy	06/16/2010	Japanese Yen	2,412,500,000	25,814,911	(792,384)
Buy	06/16/2010	Swedish Krona	28,000,000	3,878,397	(46,628)
Buy	06/16/2010	Swiss Franc	8,875,000	8,422,122	134,639

Total					$(728,021)

(1)	Counterparty is UBS.

2

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular security or commodity or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash, foreign currency, or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchanged-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At March 31, 2010, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Dax	6/18/2010	65	$13,479,407	$300,047
Euro Dollar	9/13/2010	2,379	591,568,088	337,025
FTSE 100	6/18/2010	192	16,346,742	36,587
German Euro Bund	6/8/2010	89	14,827,643	68,829
S&P 500 E Mini	6/18/2010	242	14,098,920	283,615
TOPIX	6/11/2010	83	8,678,201	561,087
UK Long Gilt	6/28/2010	120	20,895,962	240,569
10 Year Japan Government Bond	6/10/2010	20	29,568,938	(203,444)
10 Year U.S. Treasury Note	6/21/2010	194	22,552,500	(127,899)

Total				$1,496,416

Commodity Futures(2)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	6/16/2010	30	$1,739,063	$55,313
Brent Crude Oil	5/14/2010	73	6,077,250	251,850
Copper	6/16/2010	46	8,956,775	393,750
Gas Oil	5/12/2010	33	2,247,300	58,575
Gold	6/28/2010	82	9,138,900	85,280
Heating Oil	4/30/2010	40	3,660,720	137,088
Light Sweet
Crude Oil	4/20/2010	73	6,114,480	97,820
Natural Gas	4/28/2010	65	2,514,850	(234,000)
Nickel	6/16/2010	24	3,600,000	414,000
Zinc	6/16/2010	238	14,108,937	156,237

Total				$1,415,913

(2)	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$282,268,017	$—	$282,268,017
Forward Foreign
Currency Contracts (unrealized appreciation)	—	384,332	—	384,332
Futures Contracts (unrealized appreciation)	3,477,672	—	—	3,477,672

Total	$3,477,672	$282,652,349	$—	$286,130,021

3

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Forward Foreign
Currency Contracts (unrealized depreciation)	$—	$(1,112,353)	$—	$(1,112,353)
Futures Contracts (unrealized depreciation)	(565,343)	—	—	(565,343)

Total	$(565,343)	$(1,112,353)	$—	$(1,677,696)

*	Major categories of the Fund’s investments, forward foreign currency contracts and futures contracts are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments.

The Fund is party to an agreement with a counterparty that governs transactions in forward foreign currency contracts. The agreement contains contingent features that allow the counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such contingent features were to be triggered, the counterparty could request immediate settlement of open contracts at current fair value.

The following is a summary of derivative instruments for the Fund, as of March 31, 2010:

Asset Derivatives	Forwards	Futures
Foreign exchange contracts	$384,332	$—
Equity contracts	—	1,181,336
Interest rate contracts	—	646,423
Commodity contracts	—	1,649,913

Liability Derivatives	Forwards	Futures
Foreign exchange contracts	$(1,112,353)	$—
Equity contracts	—	—
Interest rate contracts	—	(331,343)
Commodity contracts	—	(234,000)

Industry Summary at March 31, 2010 (Unaudited)

Banking (including Certificates of Deposit and Time Deposits)	79.7%

Education	3.9

Distribution/Wholesale	3.1

Cosmetics & Personal Care	0.3

Total Investments	87.0
Other assets less liabilities (including open forward foreign currency and futures contracts)	13.0

Net Assets	100.0%

4

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 94.4% of Net Assets
	Aerospace & Defense — 6.2%
73,600	Boeing Co. (The)	$5,344,096
18,000	General Dynamics Corp.	1,389,600
26,600	Lockheed Martin Corp.	2,213,652

		8,947,348

	Air Freight & Logistics — 0.8%
12,200	FedEx Corp.	1,139,480

	Capital Markets — 6.9%
176,200	Bank of New York Mellon Corp.	5,441,056
40,900	Franklin Resources, Inc.	4,535,810

		9,976,866

	Chemicals — 1.4%
27,700	Monsanto Co.	1,978,334

	Computers & Peripherals — 4.6%
125,800	Hewlett-Packard Co.	6,686,270

	Consumer Finance — 2.0%
195,850	Discover Financial Services	2,918,165

	Diversified Financial Services — 4.5%
4,500	CME Group, Inc., Class A	1,422,495
115,000	JPMorgan Chase & Co.	5,146,250

		6,568,745

	Electrical Equipment — 1.6%
42,500	Rockwell Automation, Inc.	2,395,300

	Energy Equipment & Services — 2.5%
37,800	National-Oilwell Varco, Inc.	1,533,924
24,200	Transocean Ltd.(b)	2,090,396

		3,624,320

	Food & Staples Retailing — 6.6%
183,800	Kroger Co. (The)	3,981,108
173,200	Safeway, Inc.	4,305,752
34,500	Walgreen Co.	1,279,605

		9,566,465

	Food Products — 1.2%
19,700	General Mills, Inc.	1,394,563
20,500	Sara Lee Corp.	285,565

		1,680,128

	Health Care Equipment & Supplies — 4.5%
64,000	Baxter International, Inc.	3,724,800
61,900	Medtronic, Inc.	2,787,357

		6,512,157

	Hotels, Restaurants & Leisure — 11.3%
209,300	Carnival Corp.	8,137,584
144,400	Marriott International, Inc., Class A	4,551,488
21,000	McDonald’s Corp.	1,401,120
49,200	Starwood Hotels & Resorts Worldwide, Inc.	2,294,688

		16,384,880

	Household Products — 1.0%
17,000	Colgate-Palmolive Co.	1,449,420

	Insurance — 1.0%
44,400	Allstate Corp. (The)	1,434,564

	Machinery — 6.3%
78,500	Caterpillar, Inc.	4,933,725
88,000	Illinois Tool Works, Inc.	4,167,680

		9,101,405

	Media — 6.6%
218,200	Comcast Corp., Special Class A	3,921,054
109,700	Omnicom Group, Inc.	4,257,457
42,400	Walt Disney Co. (The)	1,480,184

		9,658,695

	Oil, Gas & Consumable Fuels — 5.9%
36,000	Apache Corp.	3,654,000
215,300	Williams Cos., Inc.	4,973,430

		8,627,430

	Pharmaceuticals — 1.8%
24,500	Abbott Laboratories	1,290,660
21,500	Johnson & Johnson	1,401,800

		2,692,460

	Road & Rail — 2.6%
52,500	Union Pacific Corp.	3,848,250

	Semiconductors & Semiconductor Equipment — 10.2%
348,700	Applied Materials, Inc.	4,700,476
396,300	Intel Corp.	8,821,638
54,000	Texas Instruments, Inc.	1,321,380

		14,843,494

	Software — 1.5%
73,700	Microsoft Corp.	2,157,199

	Specialty Retail — 2.7%
93,100	Best Buy Co., Inc.	3,960,474

	Textiles, Apparel & Luxury Goods — 0.7%
14,500	NIKE, Inc., Class B	1,065,750

	Total Common Stocks (Identified Cost $133,743,524)	137,217,599

Principal Amount
Short-Term Investments — 5.7%
$8,272,887	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $8,272,887 on 4/01/2010, collateralized by $7,835,000 Federal Home Loan Mortgage Corp., 4.375% due 7/17/2015 valued at $8,442,213 including accrued interest(c) (Identified Cost $8,272,887)	8,272,887

	Total Investments — 100.1% (Identified Cost $142,016,411)(a)	145,490,486
	Other assets less liabilities—(0.1)%	(216,358)

	Net Assets — 100.0%	$145,274,128

1

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2010, the net unrealized appreciation on investments based on a cost of $142,016,411 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,634,990
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,160,915)

Net unrealized appreciation	$3,474,075

At December 31, 2009, the Fund had a capital loss carryforward of $43,802,336 of which $24,633,843 expires on December 31, 2010, $9,965,466 expires on December 31, 2011 and $9,203,027 expires on December 31, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$137,217,599	$—	$—	$137,217,599
Short-Term Investments	—	8,272,887	—	8,272,887

Total	$137,217,599	$8,272,887	$—	$145,490,486

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2010 (Unaudited)

Hotels, Restaurants & Leisure	11.3%
Semiconductors & Semiconductor Equipment	10.2
Capital Markets	6.9
Media	6.6
Food & Staples Retailing	6.6
Machinery	6.3
Aerospace & Defense	6.2
Oil, Gas & Consumable Fuels	5.9
Computers & Peripherals	4.6
Diversified Financial Services	4.5
Health Care Equipment & Supplies	4.5
Specialty Retail	2.7
Road & Rail	2.6
Energy Equipment & Services	2.5
Consumer Finance	2.0
Other Investments, less than 2% each	11.0
Short-Term Investments	5.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

3

VAUGHAN NELSON VALUE OPPORTUNITY FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 92.0% of Net Assets
	Auto Components — 0.9%
12,400	Tenneco, Inc.(b)	$293,260

	Capital Markets — 5.4%
54,475	Apollo Investment Corp.	693,467
68,700	MF Global Holdings Ltd.(b)	554,409
22,700	TD Ameritrade Holding Corp.(b)	432,662

		1,680,538

	Chemicals — 5.7%
5,000	Albemarle Corp.	213,150
18,000	Cabot Corp.	547,200
19,850	Celanese Corp., Series A	632,222
6,425	FMC Corp.	388,970

		1,781,542

	Commercial Banks — 3.4%
23,875	Associated Banc-Corp	329,475
53,150	Fifth Third Bancorp	722,308

		1,051,783

	Commercial Services & Supplies — 2.9%
12,025	Avery Dennison Corp.	437,830
21,675	R. R. Donnelley & Sons Co.	462,762

		900,592

	Communications Equipment — 2.7%
18,575	CommScope, Inc.(b)	520,472
10,650	Polycom, Inc.(b)	325,677

		846,149

	Computers & Peripherals — 2.0%
34,075	Seagate Technology(b)	622,210

	Consumer Finance — 1.5%
30,550	Discover Financial Services	455,195

	Containers & Packaging — 3.6%
24,575	Owens-Illinois, Inc.(b)	873,395
10,277	Pactiv Corp.(b)	258,775

		1,132,170

	Diversified Consumer Services — 0.6%
10,350	H&R Block, Inc.	184,230

	Electrical Equipment — 1.4%
31,775	GrafTech International Ltd.(b)	434,364

	Electronic Equipment, Instruments & Components — 2.7%
62,375	Flextronics International Ltd.(b)	489,020
17,025	Molex, Inc.	355,142

		844,162

	Energy Equipment & Services — 2.9%
8,575	Dresser-Rand Group, Inc.(b)	269,426
22,650	Superior Energy Services, Inc.(b)	476,103
9,175	Weatherford International Ltd.(b)	145,516

		891,045

	Food Products — 1.4%
6,425	Ralcorp Holdings, Inc.(b)	435,487

	Health Care Equipment & Supplies — 1.9%
10,300	Zimmer Holdings, Inc.(b)	609,760

	Health Care Providers & Services — 1.6%
7,800	DaVita, Inc.(b)	494,520

	Hotels, Restaurants & Leisure — 3.0%
12,950	Bally Technologies, Inc.(b)	524,993
9,375	Darden Restaurants, Inc.	417,562

		942,555

	Household Durables — 2.0%
4,550	Fortune Brands, Inc.	220,720
11,975	Jarden Corp.	398,648

		619,368

	Household Products — 1.2%
5,975	Energizer Holdings, Inc.(b)	374,991

	Industrial Conglomerates — 0.6%
6,825	McDermott International, Inc.(b)	183,729

	Insurance — 7.4%
7,100	ACE Ltd.	371,330
17,750	Assured Guaranty Ltd.	389,967
5,500	Reinsurance Group of America, Inc.	288,860
15,600	Willis Group Holdings PLC	488,124
41,150	XL Capital Ltd., Class A	777,735

		2,316,016

	IT Services — 1.3%
13,925	Amdocs Ltd.(b)	419,282

	Life Sciences Tools & Services — 1.4%
8,375	Thermo Fisher Scientific, Inc.(b)	430,810

	Machinery — 4.2%
27,225	Actuant Corp., Class A	532,249
14,750	Barnes Group, Inc.	286,887
7,250	Kennametal, Inc.	203,870
4,225	SPX Corp.	280,202

		1,303,208

	Marine — 0.5%
4,275	Kirby Corp.(b)	163,091

	Media — 1.5%
11,925	Omnicom Group, Inc.	462,809

	Metals & Mining — 0.9%
21,000	Thompson Creek Metals Co., Inc.(b)	284,130

	Multiline Retail — 0.9%
13,200	Macy’s, Inc.	287,364

	Oil, Gas & Consumable Fuels — 4.4%
5,775	Concho Resources, Inc.(b)	290,829
36,400	El Paso Corp.	394,576
14,000	Petrohawk Energy Corp.(b)	283,920
8,375	Range Resources Corp.	392,536

		1,361,861

	Paper & Forest Products — 0.8%
5,775	Weyerhaeuser Co.	261,434

	Professional Services — 1.1%
7,150	Towers Watson & Co., Class A	339,625

	REITs — 4.8%
16,225	Annaly Capital Management, Inc.	278,745
30,289	DiamondRock Hospitality Co.(b)	306,222
28,298	Host Hotels & Resorts, Inc.	414,566

1

VAUGHAN NELSON VALUE OPPORTUNITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	REITs — continued
21,525	LaSalle Hotel Properties	$501,532

		1,501,065

	Road & Rail — 0.7%
6,125	Con-way, Inc.	215,110

	Semiconductors & Semiconductor Equipment — 1.0%
5,950	Altera Corp.	144,645
10,250	Skyworks Solutions, Inc.(b)	159,900

		304,545

	Software — 3.8%
13,100	Nice Systems Ltd., Sponsored ADR(b)	415,925
45,450	Nuance Communications, Inc.(b)	756,288

		1,172,213

	Specialty Retail — 3.9%
7,600	Best Buy Co., Inc.	323,304
8,775	GameStop Corp., Class A(b)	192,260
13,625	Gymboree Corp. (The)(b)	703,459

		1,219,023

	Textiles, Apparel & Luxury Goods — 2.7%
8,050	Phillips-Van Heusen Corp.	461,748
4,700	VF Corp.	376,705

		838,453

	Thrifts & Mortgage Finance — 0.6%
12,175	People’s United Financial, Inc.	190,417

	Trading Companies & Distributors — 1.1%
10,300	WESCO International, Inc.(b)	357,513

	Wireless Telecommunication Services — 1.6%
26,325	Syniverse Holdings, Inc.(b)	512,548

	Total Common Stocks (Identified Cost $26,837,936)	28,718,167

Principal Amount
Short-Term Investments — 5.7%
$1,788,566	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $1,788,566 on 4/01/2010, collateralized by $1,790,000 Federal Home Loan Bank, 4.375% due 9/17/2010 valued at $1,826,695 including accrued interest(c) (Identified Cost $1,788,566)	1,788,566

	Total Investments — 97.7% (Identified Cost $28,626,502)(a)	30,506,733
	Other assets less liabilities—2.3%	727,197

	Net Assets — 100.0%	$31,233,930

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

VAUGHAN NELSON VALUE OPPORTUNITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2010, the net unrealized appreciation on investments based on a cost of $28,626,502 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,023,237
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(143,006)

Net unrealized appreciation	$1,880,231

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$28,718,167	$—	$—	$28,718,167
Short-Term Investments	—	1,788,566	—	1,788,566

Total	$28,718,167	$1,788,566	$—	$30,506,733

*	Major categories of the Fund’s investments are included above.

Industry Summary at March 31, 2010 (Unaudited)

Insurance	7.4%
Chemicals	5.7
Capital Markets	5.4
REITs	4.8
Oil, Gas & Consumable Fuels	4.4
Machinery	4.2
Specialty Retail	3.9
Software	3.8
Containers & Packaging	3.6
Commercial Banks	3.4
Hotels, Restaurants & Leisure	3.0
Commercial Services & Supplies	2.9
Energy Equipment & Services	2.9
Communications Equipment	2.7
Electronic Equipment, Instruments & Components	2.7
Textiles, Apparel & Luxury Goods	2.7
Computers & Peripherals	2.0
Household Durables	2.0
Other Investments, less than 2% each	24.5
Short-Term Investments	5.7

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2010

By:	/S/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2010